AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 98.07%
Advertising - 1.01%
Clear Channel Outdoor Holdings, Inc.(a)	434,198	$1,042,075

Airlines - 1.45%
Sun Country Airlines Holdings, Inc.(a)(b)	76,255	1,500,698

Banks - 7.83%
Banca Popolare di Sondrio SpA	65,897	1,339,259
Blue Foundry Bancorp(a)(b)	35,262	464,753
First Foundation, Inc.(a)(b)	66,817	392,216
Heritage Commerce Corp.(b)	78,277	972,983
Laurentian Bank of Canada	35,513	1,046,345
Nicolet Bankshares, Inc.	1	169
Stellar Bancorp, Inc.	26,889	1,012,640
Webster Financial Corp.(b)	39,751	2,867,240
		8,095,605
Beverages - 2.91%
JDE Peet's NV	80,326	3,008,749

Biotechnology - 5.70%
Amicus Therapeutics, Inc.(a)	102,906	1,478,759
RAPT Therapeutics, Inc.(a)	39,720	2,302,966
Ventyx Biosciences, Inc.(a)	151,233	2,112,725
		5,894,450
Chemicals - 0.38%
Axalta Coating Systems Ltd.(a)(b)	11,902	397,646

Commercial Services - 1.22%
GDI Integrated Facility Services, Inc.(a)	21,068	564,522
Udemy, Inc.(a)(b)	137,779	693,028
		1,257,550
Computers & Computer Services - 1.03%
Cantaloupe, Inc.(a)(b)	101,635	1,061,069

Diversified Financial Services - 12.09%
Air Lease Corp.(b)	40,043	2,596,388
Allfunds Group PLC	162,615	1,618,829
Diamond Hill Investment Group, Inc.	2,852	490,173
DigitalBridge Group, Inc.	137,596	2,125,858
Forge Global Holdings, Inc.(a)	34,966	1,573,470
Guardian Capital Group Ltd., Class A	9,706	480,871
International Money Express, Inc.(a)(b)	30,467	480,769
JTC PLC(c)	89,229	1,568,054
Schroders PLC	198,158	1,564,900
		12,499,312
Electric - 2.99%
Northwestern Energy Group, Inc.(b)	13,912	973,284
TXNM Energy, Inc.(b)	35,900	2,118,818
		3,092,102

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 98.07% (Continued)
Engineering & Construction - 2.02%
Great Lakes Dredge & Dock Corp.(a)	61,799	$1,047,493
IHS Holding Ltd.(a)	129,773	1,038,184
		2,085,677
Food - 2.89%
Calavo Growers, Inc.(b)	39,378	1,056,906
Kitwave Group PLC	102,666	406,772
Nathan's Famous, Inc.	4,723	475,039
SunOpta, Inc.(a)	162,253	1,051,400
		2,990,117
Healthcare - Products - 11.30%
Exact Sciences Corp.(a)	30,060	3,107,603
Hologic, Inc.(a)	38,727	2,918,467
Masimo Corp.(a)	16,593	2,909,582
Penumbra, Inc.(a)	7,995	2,753,398
		11,689,050
Home Builders - 2.05%
Tri Pointe Homes, Inc.(a)	45,739	2,117,716

Home Furnishings - 0.52%
Nilfisk Holding AS(a)	24,580	541,074

Insurance - 3.94%
Brighthouse Financial, Inc.(a)	33,118	1,986,418
Just Group PLC	356,225	1,039,345
ProAssurance Corp.(a)	42,568	1,045,044
		4,070,807
Internet - 0.54%
Eventbrite, Inc., Class A(a)	125,886	556,416

Machinery - Diversified - 2.81%
Chart Industries, Inc.(a)(b)	14,014	2,905,102

Media - 5.31%
Warner Bros Discovery, Inc.(a)	138,979	3,915,038
TEGNA, Inc.(b)	75,360	1,578,792
		5,493,830
Mining - 4.74%
Allied Gold Corp.(a)	67,493	2,136,540
New Gold, Inc.(a)	205,741	2,761,044
		4,897,584
Packaging & Containers - 2.24%
Sealed Air Corp.	55,245	2,313,661

Real Estate Investment Trusts - 1.98%
Alexander & Baldwin, Inc.	75,170	1,562,784

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 98.07% (Continued)
Real Estate Investment Trusts - 1.98% (Continued)
Peakstone Realty Trust	23,023	$480,260
		2,043,044
Retail - 0.71%
Fnac Darty SA	17,486	731,416

Savings & Loans - 0.44%
Flushing Financial Corp.(b)	29,825	460,200

Semiconductors - 3.01%
Silicon Laboratories, Inc.(a)(b)	10,324	2,111,568
SkyWater Technology, Inc.(a)(b)	34,152	1,006,118
		3,117,686
Software - 14.17%
Clearwater Analytics Holdings, Inc., Class A(a)	124,638	2,915,283
Confluent, Inc., Class A(a)	94,420	2,895,861
CSG Systems International, Inc.	19,584	1,564,762
Electronic Arts, Inc.(b)	14,498	2,907,864
ON24, Inc.(a)(b)	69,383	555,758
Onestream, Inc.(a)	90,104	2,125,553
SEMrush Holdings, Inc., Class A(a)	142,258	1,681,489
		14,646,570
Transportation - 2.79%
Norfolk Southern Corp.(b)	9,160	2,883,018

TOTAL COMMON STOCKS (Cost $100,208,908)		101,392,224

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 1.71%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	3.595	%(d)	886,309	$886,309
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.737	%(d)	886,309	886,309
				1,772,618
TOTAL SHORT-TERM INVESTMENTS (Cost $1,772,618)				1,772,618

Total Investments - 99.78% (Cost $101,981,526)				103,164,842

Other Assets in Excess of Liabilities - 0.22%(e)				224,654

NET ASSETS - 100.00%				$103,389,496

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2026, the aggregate fair market value of those securities was $18,564,300, representing 17.96% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, these securities had a total value of $1,568,054 or 1.52% of net assets.
(d)	Rate shown is the 7-day effective yield as of February 28, 2026.
(e)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (14.30%)
COMMON STOCKS SOLD SHORT - (14.30%)
Airlines - (1.17%)
Allegiant Travel Co.	(11,873)	$(1,212,827)

Banks - (4.76%)
Banco Santander SA, ADR	(81,220)	(1,003,879)
BPER Banca SpA	(95,638)	(1,357,200)
CVB Financial Corp.	(50,880)	(978,422)
Firstsun Capital Bancorp	(10,746)	(391,907)
Fulton Financial Corp.	(22,920)	(468,714)
Prosperity Bancshares, Inc.	(10,226)	(719,604)
		(4,919,726)
Chemicals - (0.53%)
Akzo Nobel NV	(7,782)	(548,219)

Commercial Services - (0.68%)
Coursera, Inc.	(110,224)	(706,536)

Diversified Financial Services - (0.53%)
Deutsche Boerse AG	(1,984)	(544,814)

Food - (0.53%)
Mission Produce, Inc.	(38,551)	(547,039)

Healthcare - Products - (2.30%)
Boston Scientific Corp.	(30,957)	(2,379,045)

Mining - (2.69%)
Coeur Mining, Inc.	(102,189)	(2,774,431)

Savings & Loans - (0.44%)
OceanFirst Financial Corp.	(25,351)	(457,839)

Software - (0.67%)
IonQ, Inc.	(17,981)	(689,931)

TOTAL SECURITIES SOLD SHORT (Proceeds $14,062,739)		$(14,780,407)

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Black Hills Corp.	Received 1 Month-Federal Rate Minus 40bps (3.240%)	05/06/2026	$—	$—	$(131,162)	USD	873,567	$(131,162)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.240%)	05/06/2026	—	—	(321,690)	USD	2,104,846	(321,690)
						$(452,852)			$(452,852)

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	3,678,860	USD	2,674,891	Morgan Stanley & Co.	03/16/2026	$23,716
USD	3,612,346	CAD	4,894,950	Morgan Stanley & Co.	03/16/2026	21,684
USD	89,618	DKK	558,200	Morgan Stanley & Co.	03/16/2026	1,279
EUR	666,580	USD	785,346	Morgan Stanley & Co.	03/16/2026	2,779
USD	2,052,352	EUR	1,714,350	Morgan Stanley & Co.	03/16/2026	25,405
GBP	1,711,700	USD	2,290,424	Morgan Stanley & Co.	03/16/2026	16,394
USD	3,254,324	GBP	2,387,100	Morgan Stanley & Co.	03/16/2026	37,285
						$128,542

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,298,197	CAD	4,545,060	Morgan Stanley & Co.	03/16/2026	$(35,802)
USD	452,721	DKK	2,868,300	Morgan Stanley & Co.	03/16/2026	(1,205)
EUR	644,120	USD	769,086	Morgan Stanley & Co.	03/16/2026	(7,516)
USD	3,751,595	EUR	3,204,860	Morgan Stanley & Co.	03/16/2026	(37,644)
GBP	1,144,600	USD	1,555,751	Morgan Stanley & Co.	03/16/2026	(13,202)
USD	5,232,989	GBP	3,928,200	Morgan Stanley & Co.	03/16/2026	(60,954)
USD	22	SEK	210	Morgan Stanley & Co.	03/16/2026	(1)
						$(156,324)

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2026 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	79.16%
Canada	7.79%
United Kingdom	4.48%
Netherlands	2.91%
Jersey	1.52%
Italy	1.30%
Cayman Islands	1.01%
France	0.71%
Denmark	0.52%
Bermuda	0.38%
Other Assets in Excess of Liabilities	0.22%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is a Danish term for a stock-based corporation.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

DKK - Danish krone

EUR - Euro

GBP - British pound

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

SpA - Societa per Azione

USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 84.89%
Banks - 0.98%
Webster Financial Corp.(a)	1,492	$107,618

Biotechnology - 8.82%
Amicus Therapeutics, Inc.(b)	17,434	250,526
Arcellx, Inc.(b)	1,189	135,296
RAPT Therapeutics, Inc.(b)	5,168	299,641
Ventyx Biosciences, Inc.(b)	12,414	173,424
Viking Therapeutics, Inc.(a)(b)	3,099	104,870
		963,757
Commercial Services - 0.43%
PayPal Holdings, Inc.	1,014	46,857

Diversified Financial Services - 12.50%
Air Lease Corp.	3,322	215,399
DigitalBridge Group, Inc.(a)	20,068	310,051
Forge Global Holdings, Inc.(b)	2,888	129,960
Janus Henderson Group PLC(a)	8,214	427,949
Schroders PLC	26,804	211,677
Victory Capital Holdings, Inc., Class A	1,010	69,872
		1,364,908
Electric - 3.13%
TXNM Energy, Inc.(a)	5,786	341,490

Engineering & Construction - 1.98%
Great Lakes Dredge & Dock Corp.(b)	12,752	216,146

Entertainment - 3.31%
Caesars Entertainment, Inc.(b)	4,146	103,857
Cineplex, Inc.(b)	17,567	136,899
Penn Entertainment, Inc.(a)(b)	7,690	120,272
		361,028
Healthcare - Products - 14.33%
Exact Sciences Corp.(a)(b)	4,444	459,421
Hologic, Inc.(b)(c)	6,717	506,193
Masimo Corp.(b)	1,230	215,681
Pacific Biosciences of California, Inc.(b)	46,500	78,120
Penumbra, Inc.(b)	888	305,818
		1,565,233
Healthcare - Services - 0.99%
Enhabit, Inc.(b)	7,968	108,444

Home Builders - 1.97%
Tri Pointe Homes, Inc.(b)	4,648	215,202

Insurance - 2.57%
ProAssurance Corp.(a)(b)	11,420	280,361

Internet - 1.41%
Eventbrite, Inc., Class A(b)	21,592	95,437

	Shares	Value
COMMON STOCKS - 84.89% (Continued)
Internet - 1.41% (Continued)
Reddit, Inc., Class A(a)(b)	404	$58,907
		154,344
Lodging - 0.00%(d)
Marcus Corp.	26	438

Machinery - Diversified - 4.36%
Chart Industries, Inc.(b)	2,296	475,961

Media - 4.35%
TEGNA, Inc.	234	4,902
Warner Bros Discovery, Inc.(b)	16,706	470,608
		475,510
Packaging & Containers - 1.85%
Sealed Air Corp.	4,836	202,532

Pharmaceuticals - 0.76%
Amneal Pharmaceuticals, Inc.(b)	1,000	13,810
Atrium Therapeutics, Inc.(b)	338	4,985
Bayer AG, ADR	5,199	63,948
		82,743
Real Estate Investment Trusts - 1.59%
Alexander & Baldwin, Inc.	3,117	64,803
Veris Residential, Inc.	5,752	108,425
		173,228
Retail - 2.22%
Dick's Sporting Goods, Inc.	1,190	242,320

Semiconductors - 0.97%
Silicon Laboratories, Inc.(b)(c)	518	105,946

Software - 10.96%
Clearwater Analytics Holdings, Inc., Class A(b)(c)	2,891	67,620
Confluent, Inc., Class A(b)(c)	14,808	454,161
Electronic Arts, Inc.(a)(c)	2,590	519,476
Figma, Inc., Class A(b)	1,522	44,732
Oracle Corp.(a)	762	110,795
Palo Alto Networks, Inc.(b)	1	211
		1,196,995
Telecommunications - 1.08%
EchoStar Corp., Class A(b)(c)	1,020	117,841

Transportation - 4.33%
Norfolk Southern Corp.(a)	1,503	473,054

TOTAL COMMON STOCKS (Cost $9,054,769)		9,271,956

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 7.97%
Electric - 0.52%
Calpine LLC(e)	03/15/2028	5.125%	$57,000	$56,979

Healthcare - Products - 0.51%
Bausch & Lomb Corp.(e)	10/01/2028	8.375%	54,000	55,958

Machinery - Diversified - 0.91%
Chart Industries, Inc.(e)	01/01/2030	7.500%	95,000	98,687

Media - 0.81%
TEGNA, Inc.	09/15/2029	5.000%	88,000	87,917

Real Estate - 1.49%
Kennedy-Wilson, Inc.	03/01/2031	5.000%	168,000	162,854

Telecommunications - 3.73%
EchoStar Corp.	11/30/2030	6.750%	206,000	208,627
Frontier Communications Holdings LLC(e)	05/15/2030	8.750%	193,000	198,960
				407,587
TOTAL CORPORATE BONDS (Cost $871,407)				869,982

CONVERTIBLE CORPORATE BONDS - 1.34%
Computers & Computer Services - 0.84%
Rapid7, Inc.	03/15/2029	1.250%	108,530	92,386

Investment Company Security - 0.50%
Gladstone Capital Corp.	10/01/2030	5.875%	58,000	54,498

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $155,685)				146,884

	Shares	Value
RIGHTS(b) - 0.13%
Avadel Pharmaceuticals PLC CVR(f)(g)	12,022	$7,725
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(f)(g)	2,000	983
Contra Abiomed, Inc. CVR, Expires 12/31/2030(f)(g)	200	320
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(f)(g)	415	1,186
Contra Metsera, Inc. CVR, Expires 12/31/2031(f)(g)	203	1,022
TreeHouse Foods, Inc. CVR(f)(g)	1,486	2,880

TOTAL RIGHTS (Cost $13,393)		14,116

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.12%
Put Options Purchased - 0.06%
Clearwater Analytics Holdings, Inc.
	06/2026	$22.50	$18,712	8	$200

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.12% (Continued)
Put Options Purchased - 0.06% (Continued)
	03/2026	$20.00	$56,136	24	$480
Confluent, Inc.	03/2026	30.00	88,943	29	0
Electronic Arts, Inc.
	03/2026	195.00	40,114	2	230
	06/2026	200.00	180,513	9	4,410
Hologic, Inc.	03/2026	72.50	180,864	24	0
Silicon Laboratories, Inc.	04/2026	200.00	102,265	5	950

TOTAL PUT OPTIONS PURCHASED (Cost $8,432)					6,270

Call Options Purchased - 0.06%
Banco Santander SA
	06/2026	13.00	17,304	14	994
	06/2026	14.00	17,304	14	630
EchoStar Corp.	03/2026	120.00	80,871	7	5,040

TOTAL CALL OPTIONS PURCHASED (Cost $7,638)					6,664

TOTAL PURCHASED OPTIONS (Cost $16,070)					12,934

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.53%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	3.595	%(h)	192,673	$192,673
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.737	%(h)	192,673	192,673
				385,346
TOTAL SHORT-TERM INVESTMENTS (Cost $385,346)				385,346

Total Investments - 97.98% (Cost $10,496,670)				10,701,218

Other Assets in Excess of Liabilities - 2.02%(i)				221,124

NET ASSETS - 100.00%				$10,922,342

Portfolio Footnotes
(a)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2026, the aggregate fair market value of those securities was $2,125,714, representing 19.46% of net assets.

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Less than 0.005% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, these securities had a total value of $410,584 or 3.76% of net assets.
(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2026, the total fair market value of these securities was $14,116, representing 0.13% of net assets.
(g)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,116 or 0.13% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Avadel Pharmaceuticals PLC CVR	02/13/2026	$7,694
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra Metsera, Inc. CVR, Expires 12/31/2031	11/14/2025	995
TreeHouse Foods, Inc. CVR	02/11/2026	2,868
Total		$13,393

(h)	Rate shown is the 7-day effective yield as of February 28, 2026.
(i)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (1.20%)
COMMON STOCKS SOLD SHORT - (1.20%)
Banks - (0.35%)
Banco Santander SA, ADR	(3,066)	$(37,896)

Computers & Computer Services - (0.01%)
Rapid7, Inc.	(247)	(1,536)

Healthcare - Products - (0.64%)
Boston Scientific Corp.	(917)	(70,472)

Investment Company Security - (0.08%)
Gladstone Capital Corp.	(490)	(8,918)

Transportation - (0.12%)
Union Pacific Corp.	(48)	(12,719)

TOTAL SECURITIES SOLD SHORT (Proceeds $145,860)		$(131,541)

WRITTEN OPTIONS	Expiration Date		Exercise Price	Notional Amount	Contracts	Value
Written Put Options
EchoStar Corp.	03	/2026	$100.00	$(80,871)	(7)	$(1,750)

TOTAL WRITTEN OPTIONS (Premiums received $2,318)						$(1,750)

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Rate Plus 50bps (4.140%)	10/23/2026	$—	$—	$32,612	USD	46,057	$32,612
Morgan Stanley & Co./ Upon Termination	TEGNA, Inc.	Paid 1 Month-Federal Rate Plus 50bps (4.140%)	10/23/2026	—	—	7,462	USD	137,690	7,462
						$40,074			$40,074

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.240%)	10/02/2026	$—	$—	$(49,546)	USD	334,506	$(49,546)

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	29,860	USD	21,726	Morgan Stanley & Co.	03/16/2026	$177
USD	37,450	CAD	50,840	Morgan Stanley & Co.	03/16/2026	156
USD	216,404	GBP	158,800	Morgan Stanley & Co.	03/16/2026	2,393
						$2,726

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	6,930	USD	5,116	Morgan Stanley & Co.	03/16/2026	$(32)
USD	118,238	CAD	162,650	Morgan Stanley & Co.	03/16/2026	(1,073)
USD	2,289	GBP	1,700	Morgan Stanley & Co.	03/16/2026	(2)
						$(1,107)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	89.70%
Jersey	3.92%
United Kingdom	1.94%
Canada	1.77%
Germany	0.58%
Ireland	0.07%
Other Assets in Excess of Liabilities	2.02%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2026 (unaudited)

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is a Danish term for a stock-based corporation.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

USD - United States Dollar